Provisions for expected credit losses (Tables)	6 Months Ended
Mar. 31, 2022
Provisions for expected credit losses
Schedule of impact of overlays on the provision for ECL

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2022	2021	2021
Modelled provision for ECL	3,539	4,352	4,580
Overlays	1,136	647	902
Total provision for ECL	4,675	4,999	5,482

Summary of key macroeconomic assumptions for base case scenario

Key economic assumptions for base case scenario	31 March 2022[1]	30 September 2021	31 March 2021
Annual GDP	Forecast growth of 5.5% for calendar year 2022 and 2.7% for calendar year 2023	Forecast growth of 0.1% for calendar year 2021 and 7.4% for calendar year 2022	Forecast growth of 4% for calendar year 2021 and 3% for calendar year 2022.
Commercial property index	Forecast price contraction of 3.1% for calendar year 2022 and growth of 2.1% for calendar year 2023	Forecast price contraction of 0.7% for calendar year 2021 and 4.7% for calendar year 2022	Forecast price contraction of 15% for calendar year 2021.
Residential property prices	Forecast price appreciation of 1.6% for calendar year 2022 and contraction of 7.0% for calendar year 2023	Forecast price appreciation of 11.8% for calendar year 2021 and 5.0% for calendar year 2022	Forecast annualised price growth of 10% for both calendar years 2021 and 2022.
Cash rate	Forecast to increase to 50bps by December 2022 and then to 150bps by December 2023	Forecast to remain at 10bps over calendar years 2021 and 2022	Forecast to remain at 10 bps over calendar years 2021 and 2022.
Unemployment rate: Australia	Forecast rate of 3.8% at December 2022 and 3.9% at December 2023	Forecast rate of 5.4% at December 2021 and 4% at December 2022	Forecast rate of 6% at December 2021.
New Zealand	Forecast rate of 3.0% at December 2022 and 3.3% at December 2023	Forecast rate of 4.2% at December 2021 and 3.5% at December 2022	Forecast rate of 4.9% at December 2021.

1.	The ECL at 31 March 2022 has been calculated using Westpac Economic forecasts at 21 February 2022. Westpac has monitored subsequent updates from this date, noting revised cash rate forecasts of 2% for December 2023 and 2024. These updates have not resulted in a significant change to the modelled ECL.

Summary of the the probability weighted scenarios

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2022	2021	2021
Reported probability-weighted ECL	4,675	4,999	5,482
100% base case ECL	2,993	3,411	3,902
100% downside ECL	6,752	7,399	7,865

Summary of macroeconomic scenario weightings

	As at	As at	As at
	31 March	30 Sept	31 March
Economic scenario weightings (%)	2022	2021	2021
Upside	5	5	5
Base	50	55	55
Downside	45	40	40

Reconciliation of impairment charges

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2022	2021	2021
Loans and credit commitments:
Business activity during the period	(94)	(218)	(226)
Net remeasurement of the provision for ECL	336	128	(9)
Impairment charges for debt securities at amortised cost	1	(19)	(6)
Impairment charges for debt securities at FVOCI	(2)	1	1
Recoveries	(102)	(110)	(132)
Impairment charges/(benefits)	139	(218)	(372)

Loans and credit commitments
Provisions for expected credit losses
Schedule of provision for ECL

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 22	Mar 22
$m	2022	2021	2021	- Sept 21	- Mar 21
Performing - Stage 1	1,078	936	1,022	15	5
Performing - Stage 2	2,107	2,091	2,568	1	(18)
Non-performing - Stage 3	1,490	1,972	1,892	(24)	(21)
Total provisions for ECL on loans and credit commitments	4,675	4,999	5,482	(6)	(15)
Presented as:
Provision for ECL on loans (Note 9)	4,195	4,589	4,913	(9)	(15)
Provision for ECL on loans included in assets held for sale (Note 17)	—	7	85	(100)	(100)
Provision for ECL on credit commitments (Note 14)	480	401	477	20	1
Provision for ECL on credit commitments included in liabilities held for sale (Note 17)	—	2	7	(100)	(100)
Total provisions for ECL on loans and credit commitments	4,675	4,999	5,482	(6)	(15)
Of which:
Individually assessed provisions	501	832	564	(40)	(11)
Collectively assessed provisions	4,174	4,167	4,918	—	(15)
Total provisions for ECL on loans and credit commitments	4,675	4,999	5,482	(6)	(15)
Gross loans and credit commitments	924,937	915,486	893,738	1	3
Coverage ratio on loans (%)	0.58%	0.64%	0.72%	(6 bps)	(14 bps)
Coverage ratio on loans and credit commitments (%)	0.51%	0.55%	0.61%	(4 bps)	(10 bps)

Summary and changes in the provision for ECL

			Non-
Consolidated	Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2020	1,084	2,875	2,173	6,132
Transfers to Stage 1	695	(662)	(33)	—
Transfers to Stage 2	(112)	719	(607)	—
Transfers to Stage 3	(3)	(244)	247	—
Business activity during the period	52	(107)	(171)	(226)
Net remeasurement of provision for ECL	(689)	(8)	688	(9)
Write-offs	—	—	(431)	(431)
Exchange rate and other adjustments	(5)	(5)	26	16
Balance as at 31 March 2021	1,022	2,568	1,892	5,482
Transfers to Stage 1	551	(466)	(85)	—
Transfers to Stage 2	(88)	571	(483)	—
Transfers to Stage 3	(5)	(263)	268	—
Business activity during the period	70	(116)	(172)	(218)
Net remeasurement of provision for ECL	(595)	(192)	915	128
Write-offs	—	—	(405)	(405)
Exchange rate and other adjustments	(19)	(11)	42	12
Balance as at 30 September 2021	936	2,091	1,972	4,999
Transfers to Stage 1	461	(398)	(63)	—
Transfers to Stage 2	(102)	509	(407)	—
Transfers to Stage 3	(8)	(198)	206	—
Business activity during the period	255	(149)	(200)	(94)
Net remeasurement of provision for ECL	(463)	264	535	336
Write-offs	—	—	(566)	(566)
Exchange rate and other adjustments	(1)	(12)	13	—
Balance as at 31 March 2022	1,078	2,107	1,490	4,675

Schedule of provision for ECL by class and stage

			Non-
	Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total
Housing	180	704	830	1,714
Personal	184	331	208	723
Business	658	1,533	854	3,045
Balance as at 31 March 2021	1,022	2,568	1,892	5,482
Housing	160	741	607	1,508
Personal	153	355	174	682
Business	623	995	1,191	2,809
Balance as at 30 September 2021	936	2,091	1,972	4,999
Housing	264	680	498	1,442
Personal	124	315	150	589
Business	690	1,112	842	2,644
Balance as at 31 March 2022	1,078	2,107	1,490	4,675